Provisions and Contingencies - Summary of Significant Contingent Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Legal proceedings contingent liability [member]
Disclosure of contingent liabilities [Line Items]
Pending lawsuits	¥ 493	¥ 588